SCHEDULE OF RECONCILIATION EFFECTIVE AND STATUTORY TAX RATE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax expense (benefit) at federal statutory rate	$ (536,383)	$ (2,268,838)	$ (15,497,129)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%	25.00%
Change in valuation allowance			$ 1,798,398
Return to provision adjustments		25,418	242,818
Permanent differences	536,383	2,133,790	13,369,701
Income tax expense			$ 7,243
Freight App Inc [Member]
Income tax expense (benefit) at federal statutory rate	$ (1,713,714)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
State and local income taxes net of federal tax benefit	$ (21,754)
State and local income taxes net of federal tax benefit	27.00%
Change in valuation allowance	$ 2,295,280
Change in valuation allowance	(28.13%)
Return to provision adjustments	$ 5,119
Return to provision adjustments	(6.00%)
Permanent differences	$ (528,281)
Permanent differences	6.47%
Other - net	$ 3,614
Other - net	(0.04%)
Income tax expense	$ 40,264	$ 23,051
Income tax expense (benefit)	(49.00%)	(40.00%)